Private Asset Management Fund
WWW.PAMFUND.COM
December 31, 2003

Portfolio Information			Portfolio Statistics
Adviser: Private Asset Management, Inc			Median Market Cap	44.59 Billion
Contact:	1-800-995-9927		Avg. Div Yield	1.66
Portfolio Managers:	Jonathan Elsberry		Est. P/E	22.67
	Eric Blase		Beta	0.70
	Stephen Cohen
			Portfolio Classification
Inception:	May 6, 2002		Asset Class	Equity
Fund Assets:	$7.5 million		Style	Growth
Number of holdings:	59		Market Cap Focus	Greater than $1 Billion
Cusip	74269D102		Geographic Focus	United States

Performance
	Average annual returns as of 12/31/03
	Year To Date	One Year	Since Inception 5/6/02
Private Asset Management Fund	29.16%	29.16%	10.05%
Standard & Poor's 500 Index	28.67%	28.67%	4.07%

Read the prospectus carefully before you invest as it contains important information about the goals, risks, expenses, and investment strategies applicable to the fund. Past performance does not guarantee future results. The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost.  For more complete information obtain a prospectus by contacting Private Asset Management Fund at 800-995-9927.

One year and since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The Standard and Poors 500 is an unmanaged index consisting of common stock in publicly traded U.S companies.  All data comes from sources believed to be reliable but we do not take responsibility for the accuracy of others numbers.

Portfolio
Top Ten Holdings		Asset Allocation
Pfizer Inc	3.35%	Fixed Income	0.00%
Johnson & Johnson	2.75%	Equity	91.74%
Fleet Boston Financial	2.70%	Cash & Other	8.26%
General Electric Co.	2.67%	Industry Breakdown
Exxon Mobil	2.50%	Banks	10.50%
British Petroleum	2.48%	Pharmaceuticals	8.65%
Citigroup	2.41%	Retail	7.68%
United Technologies	2.38%	Misc. Manufacturing	7.24%
Emerson Electric	2.28%	Oil & Gas	7.16%
Wachovia Securities	2.28%	Healthcare-Products	7.04%